Condensed Consolidated Balance Sheets (USD $)	Mar. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Current Assets:
Cash and cash equivalents	$ 190,167	$ 613,443	$ 47,366
Accounts receivable, net of allowance for factoring fees of $15,473 as at Mar. 31, 2012, $3,582 as at Dec. 31,2011 and $160,551 as at Dec. 31, 2010 respectively	243,202	212,950	1,044,999
Prepaid expenses and other current assets	118,736	73,564	39,053
Total Current Assets	552,105	899,957	1,131,418
Property and equipment, net	298,006	130,072	84,223
Intangible assets, net	151,133	162,452	198,126
Deposits and other assets	62,313	22,132	17,941
Total Assets	1,063,557	1,214,613	1,431,708
Current Liabilities:
Accounts payable	1,256,417	1,072,716	868,895
Accounts payable - related parties	10,000	3,090	282,237
Due to factor	256,223	179,145	946,790
Accrued expenses	1,224,981	1,440,294	587,347
Accrued issuable equity		1,560,030
Accrued interest - related parties	8,273	7,648	368,950
Current portion of notes payable, net of debt discount - related parties	50,000	50,000	2,764,741
Derivative liabilities - related parties			1,645,852
Current portion of capital lease obligations	3,202	3,815	7,074
Current portion of deferred rent	65,934	2,759
Deferred revenues	540,965	525,333	903,158
Total Current Liabilities	3,415,995	4,844,830	8,375,044
Notes payable, non-current portion			100,000
Capital lease obligations, non-current portion			4,420
Deferred rent, non-current portion	112,940	21,650	24,423
Total Liabilities	3,528,935	4,866,480	8,503,887
Commitments and Contingencies
Stockholders' Deficiency:
Preferred stock, $0.0001 par value; authorized - 10,000,000 shares; issued and outstanding - none
Common stock	9,922	9,487	3,885
Additional paid-in capital	33,640,235	30,225,066	18,117,348
Note receivable - stockholder			(187,717)
Accumulated deficit	(36,115,535)	(33,886,420)	(25,005,695)
Total Stockholders' Deficiency	(2,465,378)	(3,651,867)	(7,072,179)
Total Liabilities and Stockholders' Deficiency	$ 1,063,557	$ 1,214,613	$ 1,431,708